EuroPac International Value Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 92.2%
	AUSTRALIA — 4.1%
120,000	Newcrest Mining Ltd.	$2,332,722
805,000	Telstra Corp. Ltd.	2,232,993
		4,565,715
	BRAZIL — 4.7%
750,656	Ambev S.A. - ADR	2,379,579
627,000	Banco Bradesco S.A. - ADR	2,928,090
		5,307,669
	CANADA — 18.1%
69,500	Bank of Nova Scotia	4,337,901
168,800	Barrick Gold Corp.	3,674,776
509,900	Kinross Gold Corp.	3,344,944
69,400	Nutrien Ltd.	4,122,360
1,066,708	Yamana Gold, Inc.	4,789,519
		20,269,500
	CHILE — 3.3%
174,402	Cia Cervecerias Unidas S.A. - ADR	3,707,786
	DENMARK — 2.8%
34,550	Novo Nordisk A/S - ADR	3,199,330
	FINLAND — 2.3%
61,555	Nokian Renkaat Oyj	2,596,555
	FRANCE — 6.2%
51,100	Societe BIC S.A.	3,464,252
41,000	Sodexo S.A. *	3,496,916
		6,961,168
	GERMANY — 8.0%
20,000	BASF S.E.	1,571,056
56,000	Bayer A.G.	3,340,736
45,000	Daimler A.G.	4,018,505
		8,930,297
	JAPAN — 2.0%
50,000	Asahi Group Holdings Ltd.	2,238,275
	NETHERLANDS — 4.2%
22,000	Aalberts N.V.	1,339,312

EuroPac International Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	NETHERLANDS (Continued)
166,332	Royal Dutch Shell PLC - A Shares	$3,372,416
		4,711,728
	NEW ZEALAND — 0.0%
304,920	SKY Network Television Ltd. *	35,053
	NORWAY — 2.2%
124,870	Equinor A.S.A.	2,437,246
	SINGAPORE — 1.3%
842,700	Singapore Telecommunications Ltd.	1,411,756
	SPAIN — 1.5%
357,000	Telefonica S.A.	1,637,203
	SWEDEN — 3.3%
32,000	Alfa Laval A.B.	1,335,997
295,100	Betsson A.B. *	2,375,637
		3,711,634
	SWITZERLAND — 1.9%
22,780	Novartis A.G. - ADR	2,104,644
	UNITED KINGDOM — 16.6%
158,000	BP PLC - ADR	3,820,440
151,814	British American Tobacco PLC - ADR	5,685,434
6,200	Diageo PLC - ADR	1,228,902
69,700	GlaxoSmithKline PLC - ADR	2,797,758
48,003	Unilever PLC - ADR	2,761,613
1,423,470	Vodafone Group PLC	2,298,843
		18,592,990
	UNITED STATES — 9.7%
119,186	Newmont Corp.	7,487,265
33,645	Philip Morris International, Inc.	3,367,528
		10,854,793
	TOTAL COMMON STOCKS
	(Cost $85,500,633)	103,273,342

EuroPac International Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2021 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS — 7.6%
$8,437,870	UMB Money Market Fiduciary, 0.010% [1]	$8,437,870
	Total Short-Term Investments
	(Cost $8,437,870)	8,437,870
	TOTAL INVESTMENTS — 99.8%
	(Cost $93,938,503)	111,711,212
	Other Assets in Excess of Liabilities — 0.2%	267,247
	TOTAL NET ASSETS — 100.0%	$111,978,459

ADR – American Depository Receipt
PLC – Public Limited Company

*Non-income producing security.
[1]The rate is the annualized seven-day yield at period end.